Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases
Schedule of operating lease right-of-use assets

	June 30, 2024	December 31, 2023
Office Lease	$433,173	$—
Less accumulated amortization	(1,862)	—
Right-of-use, net	$431,311	$—

Office Lease – related party	$262,244
Less accumulated amortization	(1,871)	—
Right-of-use – related party, net	$260,373	$—

Schedule of operating lease liabilities

	June 30, 2024	December 31, 2023
Office Lease	$429,358	$—
Less: current portion	(121,509)	—
Long term portion	$307,849	$—

Related Party
Office Lease	$265,059	$—
Less: current portion	(101,401)	—
Long term portion	$163,658	$—

Schedule of future minimum rent payments under operating lease

Total
Year ending December 31, 2024	$199,560
Year ending December 31, 2025	248,520
Year ending December 31, 2026	251,440
Year ending December 31, 2027	135,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	917,800
Less imputed interest	(223,383)
Present value of payments	$694,417

Schedule of finance lease right-of-use assets

	June 30, 2024	December 31, 2023
Equipment Lease	$736,624	$—
Less accumulated amortization	(3,540)	—
Right-of-use, net	$733,084	$—

Schedule of finance lease liabilities

	June 30, 2024	December 31, 2023
Equipment Lease	$739,417	$—
Less: current portion	(507,538)	—
Long term portion	$231,879	$—

Schedule of future minimum payments under finance lease

Total
Year ending December 31, 2024	$449,683
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,485
Total future minimum lease payments	829,926
Less imputed interest	(90,509)
Present value of payments	$739,417

Schedule of expenses incurred for finance leases

	For the Three Months Ended June 30,
	June 30, 2024	June 30, 2023
Operating lease expense:
Operating lease expense	$3,733	—
Total operating lease expense	$3,733	$—

	For the Six Months Ended June 30,
	June 30, 2024	June 30, 2023
Operating lease expense:
Operating lease expense	$3,733	—
Total operating lease expense	$3,733	$—

	For the Three Months Ended June 30,
	June 30, 2024	June 30, 2023
Finance lease amortization	$3,540	$—
Finance lease interest	559	—
Total finance lease expense	$4,099	$—

	For the Six Months Ended June 30,
	June 30, 2024	June 30, 2023
Finance lease amortization	$3,540	$—
Finance lease interest	559	—
Total finance lease expense	$4,099	$—

Schedule of weighted average remaining lease term and discount rate on finance leases

	June 30, 2024		December 31, 2023
Weighted average remaining lease term	3.5	years	—	years
Weighted average discount rate	18.2%		—%

	June 30, 2024		December 31, 2023
Weighted average remaining lease term	2.1	years	—	years
Weighted average discount rate	19.3%		—%